Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data, Which Includes the Retrospective Reclassification of Oman Operations as Discontinued Operations

Summarized quarterly financial data, which includes the retrospective reclassification of Oman operations as discontinued operations, is as follows:

	Quarter Ended
	March 31	June 30	September 30	December 31
	(amounts in thousands, except per share data)
	(RESTATED)	(RESTATED)	(RESTATED)
Year ended December 31, 2012
Expenses	$(8,128)	$(7,837)	$(6,694)	$(16,167)
Non-operating loss	(2,279)	(3,085)	(1,734)	(6,832)

Loss from continuing operations before income taxes	(10,407)	(10,922)	(8,428)	(22,999)
Income tax expense (benefit)	(1,220)	(1,022)	1,723	(90)

Loss from continuing operations	(9,187)	(9,900)	(10,151)	(22,909)
Net income from equity affiliate	16,896	22,829	20,299	7,745

Net income (loss) from continuing operations	7,709	12,929	10,148	(15,164)
Loss from discontinued operations	(5,427)	(2,164)	(347)	(6,472)

Net income (loss)	2,282	10,765	9,801	(21,636)
Less: Net income attributable to noncontrolling interest	3,322	4,540	4,050	1,511

Net income (loss) attributable to Harvest	$(1,040)	$6,225	$5,751	$(23,147)

Basic Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.13	$0.23	$0.16	$(0.43)
Discontinued operations	(0.16)	(0.06)	(0.01)	(0.16)

Net income (loss) attributable to Harvest	$(0.03)	$0.17	$0.15	$(0.59)

Diluted Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.12	$0.21	$0.16	$(0.43)
Discontinued operations	(0.14)	(0.06)	(0.01)	(0.16)

Net income (loss) attributable to Harvest	$(0.02)	$0.15	$0.15	$(0.59)

	Quarter Ended
	March 31	June 30	September 30	December 31
	(amounts in thousands, except per share data)
	(RESTATED)	(RESTATED)	(RESTATED)	(RESTATED)
Year ended December 31, 2011
Expenses	$(7,640)	$(11,559)	$(6,933)	$(51,023)
Non-operating loss	(6,363)	(8,294)	3,257	53

Loss from continuing operations before income taxes	(14,003)	(19,853)	(3,676)	(50,970)
Income tax expense	459	260	214	124

Loss from continuing operations	(14,462)	(20,113)	(3,890)	(51,094)
Net income from equity affiliates	18,456	18,284	18,476	18,235

Net income (loss) from continuing operations	3,994	(1,829)	14,586	(32,859)
Income (loss) from discontinued operations	(3,727)	98,281	(390)	(7,919)

Net income (loss)	267	96,452	14,196	(40,778)
Less: Net income attributable to noncontrolling interest	3,419	3,639	3,592	3,527

Net income (loss) attributable to Harvest	$(3,152)	$92,813	$10,604	$(44,305)

Basic Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.01	$(0.16)	$0.32	$(1.07)
Discontinued operations	(0.11)	2.89	(0.01)	(0.23)

Net income (loss) attributable to Harvest	$(0.10)	$2.73	$0.31	$(1.30)

Diluted Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.01	$(0.16)	$0.29	$(1.07)
Discontinued operations	(0.11)	2.89	(0.01)	(0.23)

Net income (loss) attributable to Harvest	$(0.10)	$2.73	$0.28	$(1.30)

Set forth below is a summary of the nature of the errors. Correction explanations are provided following each of the financial statements affected.

	For the Quarters Ended
	March 31 2012	June 30 2012	September 30 2012
	(amounts in thousands, except per share data)
Exploration expense	$(492)	$(430)	$(378)
Unrealized gain (loss) on warrant derivative	432	(1,641)	249
Interest expense	302	—	—
Debt conversion expense	—	—	12
Income tax (expense) benefit	—	596	(597)
Net income from equity affiliate	138	168	67
Loss from discontinued operations	—	(595)	595
Non controlling interest	(28)	(33)	(14)

Net income attributable to Harvest	$352	$(1,935)	$(66)

Basic earnings (loss) per share	$0.01	$(0.05)	$—
Diluted earnings (loss) per share	$0.01	$(0.05)	$—

	For the Quarters Ended
	March 31 2011	June 30 2011	September 30 2011	December 31 2011
	(amounts in thousands, except per share data)
Exploration expense	$(110)	$3,210	$(1,375)	$(600)
Impairment expense	—	(3,335)	—	—
Unrealized gain (loss) on warrant derivative	(2,516)	7,060	4,256	986
Interest expense	(1,341)	(482)	—	—
Loss on early extinguishment of debt	—	(3,450)	—	—
Income tax (expense) benefit	(237)	—	12	(12)
Net income from equity affiliate	(38)	38	—	—
Non controlling interest	8	(8)	—	—

Net income attributable to Harvest	$(4,234)	$3,033	$2,893	$374

Basic earnings (loss) per share	$(0.13)	$0.09	$0.08	$0.01
Diluted earnings (loss) per share	$(0.12)	$0.50	$0.08	$0.01